SHARE-BASED COMPENSATION (Details Narrative) - USD ($)								12 Months Ended
	Jan. 15, 2026	Dec. 15, 2025	Oct. 16, 2025	Jun. 03, 2025	Apr. 30, 2025	Apr. 30, 2025	Jan. 02, 2025	Dec. 31, 2025
Retirement Benefits [Abstract]
Shares granted employee restricted ordinary shares		2,500,000	641,000	10,000	1,800,000	1,800,000	20,000	4,961,000
Shares issued services	500,000	500,000
Share-based compensation expenses								$ 1,917,804
Unrecognized Share-based compensation expenses								$ 12,620,326
weighted average period								4 years 7 months 6 days